Earnings per Unit	12 Months Ended
Dec. 31, 2010
Earnings per Unit [Abstract]
Earnings per Unit
NOTE 14 — Earnings per Unit
We calculate earnings per unit based on the weighted average number of common OP Units, participating securities, common OP Unit equivalents and dilutive convertible securities outstanding during the period. We consider both common OP Units and High Performance Units, which have identical rights to distributions and undistributed earnings, to be common units for purposes of the earnings per unit data presented below. The following table illustrates the calculation of basic and diluted earnings per unit for the years ended December 31, 2010, 2009 and 2008 (in thousands, except per unit data):

	2010	2009	2008
Numerator:
Loss from continuing operations	$(160,866)	$(198,860)	$(116,957)
Loss (income) from continuing operations attributable to noncontrolling interests	39,180	38,316	(5,105)
Income attributable to the Partnership’s preferred unitholders	(58,554)	(56,854)	(61,354)
Income attributable to participating securities	—	—	(6,985)

Loss from continuing operations attributable to the Partnership’s common unitholders	$(180,240)	$(217,398)	$(190,401)

Income from discontinued operations	$72,101	$154,880	$744,745
Income from discontinued operations attributable to noncontrolling interests	(25,879)	(60,758)	(150,644)

Income from discontinued operations attributable to the Partnership’s common unitholders	$46,222	$94,122	$594,101

Net (loss) income	$(88,765)	$(43,980)	$627,788
Net loss (income) attributable to noncontrolling interests	13,301	(22,442)	(155,749)
Income attributable to the Partnership’s preferred unitholders	(58,554)	(56,854)	(61,354)
Income attributable to participating securities	—	—	(6,985)

Net (loss) income attributable to the Partnership’s common unitholders	$(134,018)	$(123,276)	$403,700

Denominator:
Denominator for basic earnings per unit — weighted average number of common units outstanding
Common OP Units	122,407	120,836	95,881
High Performance Units	2,340	2,344	2,368

Total common units	124,747	123,180	98,249
Effect of dilutive securities:
Dilutive potential common units	—	—	—

Denominator for diluted earnings per unit	124,747	123,180	98,249

Earnings (loss) per common unit — basic and diluted:
Loss from continuing operations attributable to the Partnership’s common unitholders	$(1.44)	$(1.76)	$(1.94)
Income from discontinued operations attributable to the Partnership’s common unitholders	0.37	0.76	6.05

Net (loss) income attributable to the Partnership’s common unitholders	$(1.07)	$(1.00)	$4.11

Distributions declared per common unit	$0.30	$0.40	$7.48

As of December 31, 2010, 2009 and 2008, the common unit equivalents that could potentially dilute basic earnings per unit in future periods totaled 7.2 million, 8.9 million and 9.2 million, respectively. These securities, representing stock options to purchase shares of Aimco Class A Common Stock, have been excluded from the earnings per unit computations for the years ended December 31, 2010, 2009 and 2008, because their effect would have been anti-dilutive.
Participating securities, consisting of unvested restricted shares of Aimco stock and shares of Aimco stock purchased pursuant to officer loans, receive dividends similar to shares of Aimco Class A Common Stock and common OP Units totaled 0.6 million, 0.5 million and 1.0 million at December 31, 2010, 2009 and 2008, respectively. The effect of participating securities is reflected in basic and diluted earnings per unit computations for the periods presented above using the two-class method of allocating distributed and undistributed earnings. During the years ended December 31, 2010 and 2009, the adjustment to compensation expense recognized related to cumulative dividends on forfeited shares of restricted stock exceeded the amount of dividends declared related to participating securities. Accordingly, distributed earnings attributed to participating securities during 2010 and 2009 were reduced to zero for purposes of calculating earnings per unit using the two-class method.
As discussed in Note 11, we have various classes of preferred OP Units, which may be redeemed at the holders’ option. We may redeem these units for cash or at our option, shares of Aimco Class A Common Stock. During the periods presented, no common unit equivalents related to these preferred OP Units have been included in earnings per unit computations because their effect was antidilutive.